UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Omnicom Group, Inc.	611,800	$15,839,502
		15,839,502

Aerospace and defense (3.6%)
Boeing Co. (The)	678,600	28,711,566
Goodrich Corp.	132,000	5,103,120
L-3 Communications Holdings, Inc.	263,600	20,829,672
Lockheed Martin Corp.	521,000	42,742,840
Northrop Grumman Corp.	607,100	29,213,652
United Technologies Corp.	689,500	33,089,105
		159,689,955

Automotive (0.1%)
Harley-Davidson, Inc.	261,000	3,178,980
		3,178,980

Banking (4.2%)
Bank of America Corp.	8,434,514	55,499,102
Bank of New York Mellon Corp. (The)	1,355,200	34,882,848
BB&T Corp.	392,300	7,763,617
PNC Financial Services Group	385,000	12,520,200
U.S. Bancorp	2,000,900	29,693,356
Wells Fargo & Co.	2,534,984	47,911,198
		188,270,321

Beverage (1.1%)
Coca-Cola Co. (The)	368,800	15,755,136
Molson Coors Brewing Co. Class B	845,900	34,064,393
		49,819,529

Biotechnology (1.6%)
Amgen, Inc. (NON)	1,308,700	71,782,195
		71,782,195

Broadcasting (--%)
Liberty Media Corp. Class A (NON)	109,212	2,004,040
		2,004,040

Building materials (0.1%)
Masco Corp.	752,500	5,884,550
		5,884,550

Cable television (0.4%)
Comcast Corp. Class A	777,500	11,390,375
DISH Network Corp. Class A (NON)	358,500	4,603,140
		15,993,515

Chemicals (1.5%)
Celanese Corp. Ser. A	1,016,600	10,826,790
Dow Chemical Co. (The)	518,700	6,011,733
E.I. du Pont de Nemours & Co.	2,130,000	48,904,800
		65,743,323

Communications equipment (0.6%)
Cisco Systems, Inc. (NON)	881,557	13,196,908
Nokia OYJ ADR (Finland)	334,500	4,104,315
Qualcomm, Inc.	257,400	8,893,170
		26,194,393

Computers (3.0%)
Apple, Inc. (NON)	302,800	27,291,364
EMC Corp. (NON)	2,200,900	24,297,936
Hewlett-Packard Co.	1,299,600	45,161,100
IBM Corp.	425,900	39,033,735
		135,784,135

Conglomerates (3.7%)
3M Co.	233,845	12,578,523
General Electric Co.	7,758,920	94,115,700
Honeywell International, Inc.	903,400	29,640,554
Textron, Inc.	1,022,800	9,235,884
Tyco International, Ltd. (Bermuda)	873,342	18,357,649
		163,928,310

Consumer finance (1.0%)
American Express Co.	629,900	10,538,227
Capital One Financial Corp.	1,584,700	25,101,648

SLM Corp. (NON)	729,500	8,352,775
		43,992,650

Consumer goods (4.8%)
Clorox Co.	841,966	42,224,595
Colgate-Palmolive Co.	452,100	29,404,584
Energizer Holdings, Inc. (NON)	309,700	14,751,011
Estee Lauder Cos., Inc. (The) Class A	214,511	5,630,914
Kimberly-Clark Corp.	251,500	12,944,705
Newell Rubbermaid, Inc.	1,487,600	12,019,808
Procter & Gamble Co. (The)	1,782,900	97,168,050
		214,143,667

Consumer services (0.2%)
Service Corporation International	1,581,700	7,196,735
		7,196,735

Electric utilities (5.8%)
Edison International	1,896,500	61,769,005
Entergy Corp.	540,605	41,280,598
Exelon Corp.	722,123	39,153,509
FirstEnergy Corp.	570,700	28,529,293
Great Plains Energy, Inc.	126,700	2,416,169
NV Energy, Inc.	1,321,900	14,183,987
PG&E Corp.	1,547,100	59,826,357
Wisconsin Energy Corp.	220,500	9,829,890
		256,988,808

Electrical equipment (0.6%)
Emerson Electric Co.	802,200	26,231,940
		26,231,940

Electronics (0.8%)
Intel Corp.	2,414,200	31,143,180
MEMC Electronic Materials, Inc. (NON)	430,400	5,853,440
		36,996,620

Energy (oil field) (1.0%)
Global Industries, Ltd. (NON)	1,750,800	6,040,260
National-Oilwell Varco, Inc. (NON)	390,800	10,332,752
Schlumberger, Ltd.	114,900	4,689,069
Transocean, Ltd. (Switzerland) (NON)	197,700	10,798,374
Weatherford International, Ltd. (NON)	1,228,200	13,547,046
		45,407,501

Financial (3.7%)
Citigroup, Inc.	10,295,631	36,549,490
JPMorgan Chase & Co.	4,976,982	126,962,811
		163,512,301

Food (1.8%)
General Mills, Inc.	190,800	11,285,820
Kraft Foods, Inc. Class A	2,449,762	68,715,824
		80,001,644

Health-care services (2.7%)
AmerisourceBergen Corp.	949,100	34,471,312
Cardinal Health, Inc.	647,632	24,383,345
Health Management Associates, Inc. Class A (NON)	5,733,107	9,115,640
McKesson Corp.	297,300	13,140,660
Quest Diagnostics, Inc.	532,600	26,283,810
WellPoint, Inc. (NON)	347,900	14,420,455
		121,815,222

Homebuilding (0.4%)
Centex Corp.	494,200	4,205,642
D.R. Horton, Inc.	824,600	4,914,616
Toll Brothers, Inc. (NON)	597,700	10,172,854
		19,293,112

Insurance (5.6%)
ACE, Ltd. (Switzerland)	1,231,800	53,780,388
Aflac, Inc.	295,700	6,863,197
Allstate Corp. (The)	1,327,100	28,758,257
Berkshire Hathaway, Inc. Class B (NON)	13,231	39,547,459
Chubb Corp. (The)	527,275	22,451,370
Everest Re Group, Ltd. (Bermuda)	590,320	37,190,160
Fidelity National Title Group, Inc. Class A	313,200	4,578,984
Genworth Financial, Inc. Class A	3,666,583	8,506,473
Loews Corp.	1,014,947	24,764,707
Travelers Cos., Inc. (The)	542,900	20,977,656
		247,418,651

Investment banking/Brokerage (2.8%)
Goldman Sachs Group, Inc. (The)	1,015,393	81,972,677
Legg Mason, Inc.	235,000	3,774,100

Morgan Stanley	769,100	15,558,893
State Street Corp.	923,769	21,496,105
		122,801,775

Leisure (0.1%)
Brunswick Corp.	1,170,153	3,253,025
		3,253,025

Lodging/Tourism (0.3%)
Marriott International, Inc. Class A	507,600	8,278,956
Wyndham Worldwide Corp.	1,152,258	7,063,342
		15,342,298

Machinery (0.8%)
Caterpillar, Inc.	403,200	12,438,720
Cummins, Inc.	268,900	6,448,222
Deere (John) & Co.	339,000	11,776,860
Parker-Hannifin Corp.	169,400	6,472,774
		37,136,576

Manufacturing (0.1%)
Eaton Corp.	151,700	6,677,834
		6,677,834

Media (1.6%)
Viacom, Inc. Class B (NON)	1,594,500	23,518,875
Walt Disney Co. (The)	2,354,800	48,697,264
		72,216,139

Medical technology (3.7%)
Baxter International, Inc.	379,100	22,234,215
Boston Scientific Corp. (NON)	5,787,287	51,333,236
Covidien, Ltd. (Bermuda)	709,267	27,193,297
Hospira, Inc. (NON)	1,364,400	33,973,560
Medtronic, Inc.	915,500	30,660,095
		165,394,403

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	785,500	19,747,470
Nucor Corp.	408,000	16,642,320
		36,389,790

Oil and gas (17.8%)
Apache Corp.	371,400	27,855,000
BP PLC ADR (United Kingdom)	887,400	37,687,878
Chevron Corp.	2,048,700	144,474,324
ConocoPhillips	803,100	38,171,343
Devon Energy Corp.	663,400	40,865,440
EOG Resources, Inc.	256,700	17,396,559
Exxon Mobil Corp.	3,408,395	260,674,050
Hess Corp.	360,800	20,064,088
Marathon Oil Corp.	2,790,000	75,971,700
Nexen, Inc. (Canada)	1,145,600	16,611,200
Occidental Petroleum Corp.	1,159,600	63,256,180
Total SA ADR (France)	1,011,100	50,332,558
		793,360,320

Pharmaceuticals (7.9%)
Abbott Laboratories	503,900	27,936,216
Johnson & Johnson	1,733,300	99,994,077
Merck & Co., Inc.	1,193,200	34,065,860
Pfizer, Inc.	8,657,200	126,221,976
Watson Pharmaceuticals, Inc. (NON)	285,100	7,777,528
Wyeth	1,344,300	57,764,571
		353,760,228

Railroads (0.2%)
Norfolk Southern Corp.	175,500	6,732,180
		6,732,180

Regional Bells (5.3%)
AT&T, Inc.	5,121,400	126,088,868
Qwest Communications International, Inc.	2,799,472	9,014,300
Verizon Communications, Inc.	3,360,559	100,379,897
		235,483,065

Retail (4.4%)
Best Buy Co., Inc.	171,400	4,802,628
Big Lots, Inc. (NON)	384,313	5,169,010
CVS Caremark Corp.	1,123,600	30,202,368
Home Depot, Inc. (The)	1,412,350	30,407,896
JC Penney Co., Inc. (Holding Co.)	138,725	2,323,644
Kroger Co.	559,800	12,595,500
Macy's, Inc.	466,000	4,170,700
Nordstrom, Inc.	679,200	8,619,048
Staples, Inc.	1,446,500	23,057,210

TJX Cos., Inc. (The)	2,143,500	41,626,770
Wal-Mart Stores, Inc.	653,400	30,788,208
Walgreen Co.	103,400	2,834,194
		196,597,176

Semiconductor (0.2%)
Applied Materials, Inc.	153,600	1,439,232
Atmel Corp. (NON)	1,894,900	6,328,966
Formfactor, Inc. (NON)	119,591	1,860,836
		9,629,034

Shipping (--%)
DryShips, Inc. (Greece)	254,247	1,685,658
		1,685,658

Software (1.7%)
Electronic Arts, Inc. (NON)	757,000	11,688,080
Microsoft Corp.	2,198,400	37,592,640
Parametric Technology Corp. (NON)	1,633,536	14,701,824
Symantec Corp. (NON)	694,200	10,642,086
		74,624,630

Technology services (0.5%)
Accenture, Ltd. Class A (Bermuda)	674,500	21,287,220
		21,287,220

Telecommunications (0.4%)
America Movil SAB de CV ADR Series L (Mexico)	161,100	4,592,961
Embarq Corp.	112,465	4,017,250
Sprint Nextel Corp. (NON)	3,528,755	8,574,875
		17,185,086

Tobacco (0.3%)
Philip Morris International, Inc.	330,700	12,285,505
		12,285,505

Toys (0.2%)
Mattel, Inc.	475,900	6,753,021
		6,753,021

Transportation services (0.2%)
United Parcel Service, Inc. Class B	195,100	8,289,799
		8,289,799

Waste Management (0.6%)
Republic Services, Inc.	301,600	7,799,376
Waste Management, Inc.	620,800	19,362,746
		27,162,122

Total common stocks (cost $5,870,393,804)		$4,391,158,483

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Entergy Corp. $3.813 cv. pfd.	40,635	$1,975,267
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	103,543	4,814,750

Total convertible preferred stocks (cost $9,945,488)		$6,790,017

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$27,486,000	$6,321,780

Total convertible bonds and notes (cost $14,881,446)		$6,321,780

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value

Federated Prime Obligations Fund	67,121,064	$67,121,064

Total short-term investments (cost $67,121,064)		$67,121,064

TOTAL INVESTMENTS

Total investments (cost $5,962,341,802) (b)		$4,471,391,344

NOTES

(a) Percentages indicated are based on net assets of $4,457,900,130.

(b) The aggregate identified cost on a tax basis is $6,137,290,014, resulting in gross unrealized appreciation and depreciation of $238,995,883 and $1,904,894,553, respectively, or net unrealized depreciation of $1,665,898,670.

(NON) Non-income-producing security.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$4,458,279,547	$--

Level 2	13,111,797	--

Level 3	--	--

Total	$4,471,391,344	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009